Supplement to the
Fidelity® Capital Appreciation Fund
December 30, 2005
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Capital Appreciation Fund will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information corrects the outdated information found in the "Fund Management" section on page 20.

J. Fergus Shiel is manager of Capital Appreciation Fund, which he has managed since October 2005. He also manages other Fidelity Funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

CAF-06-03 July 24, 2006
1.731267.113

Supplement to the
Fidelity® Disciplined Equity Fund and Fidelity Focused
Stock Fund
December 30, 2005
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Disciplined Equity Fund and Fidelity Focused Stock Fund will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)
for Focused Stock onlyA	0.75%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

The following information replaces the similar information found under the heading "Policies" in the "Features and Policies" section on page 21.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

QNT-06-02 July 24, 2006
1.720406.119

Supplement to the Fidelity® Small Cap Independence Fund
December 30, 2005
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Small Cap Independence Fund will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 5.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 90 days (as a % of amount redeemed)A	1.50%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your fund balance falls below the balance minimum for any reason, including solely due to declines in net asset value per share.

The following information replaces the similar information found under the heading "Policies" in the "Features and Policies" section beginning on page 18.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), for any reason, including solely due to declines in NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

SCS-06-02 July 24, 2006
1.708162.111

Supplement to the
Fidelity® Stock Selector Fund
December 29, 2005
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Stock Selector Fund will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

FSS-06-01 July 24, 2006
1.776228.105

Supplement to the
Fidelity® Value Fund
December 29, 2005
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of Fidelity® Value Fund will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

VAL-06-01 July 24, 2006
1.731271.110